Other long-term debt - Other Long Term Debt (Details) - USD ($)						12 Months Ended
	Apr. 26, 2019	Apr. 16, 2019	Apr. 15, 2019	Mar. 19, 2018	Dec. 01, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Feb. 28, 2017	Aug. 30, 2016
Debt Instrument [Line Items]
Total principal of other long-term debt						$ 2,006,876,072	$ 2,158,468,849
Less: current portion of other long term debt						(970,185,445)	(1,118,013,649)
Total other long-term debt						1,036,690,627	1,040,455,200
Real estate properties under development						3,254,387,749	4,068,716,308	$ 1,996,000,653
Real estate properties held for lease						515,868,908	302,764,217	277,933,313
Real estate properties development completed						458,204,518	632,359,691	$ 840,393,193
Collateral Pledged [Member]
Debt Instrument [Line Items]
Land use rights						798,910,332	1,046,360,853
Real estate properties held for lease						206,516,986	175,429,630
Other Long-Term Debt [Member]
Debt Instrument [Line Items]
Less: current portion of other long term debt						(970,185,445)
Total other long-term debt						1,036,690,627
Other Long-Term Debt [Member] | Collateral Pledged [Member]
Debt Instrument [Line Items]
Land use rights						416,137,788	584,008,103
Real estate properties under development						1,445,969	963,588
Real estate properties held for lease						47,345,406	51,648,281
Real estate properties development completed						50,301,375	36,801,393
November 2020 Senior Secured notes due on November 22, 2020 at 8.875% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt						$ 296,897,742	295,673,796
Maturity date					Nov. 22, 2020	Nov. 22, 2020
Stated rate					8.875%	8.875%
August 2019 Senior Notes due on August 30, 2019 at 8.125% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt							286,741,749
Maturity date						Aug. 30, 2019
Stated rate						8.125%				8.125%
February 2021 Senior notes due on February 28, 2021 at 7.75% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt						$ 261,941,119	270,624,821
Maturity date						Feb. 28, 2021
Stated rate						7.75%			7.75%
March 2020 Senior Secured Notes due on March 12, 2020 at 9.875% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt						$ 123,055,415	197,226,325
Maturity date				Mar. 19, 2018		Mar. 19, 2020
Stated rate				9.875%		9.875%
October 2021 Senior Secured Notes due on October 15, 2021 at 1420 [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt						$ 295,968,740
Maturity date	Oct. 15, 2021	Oct. 15, 2021	Oct. 15, 2021			Oct. 16, 2021
Stated rate						14.20%
Corporate Bonds Due On December 28, 2020 at 8.20% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt						$ 1,962,386	58,275,179
Maturity date						Dec. 28, 2020
Stated rate						8.20%
Corporate bonds due on January 27, 2021 at 7.47% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt						$ 8,213,641	43,709,787
Maturity date						Jan. 27, 2021
Stated rate						7.47%
Corporate bonds due on March 14, 2021 at 7.09% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt						$ 7,551,597	72,849,705
Maturity date						Mar. 14, 2021
Stated rate						7.09%
Corporate bonds due on August 15, 2019 at 8.20% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt							63,404,057
Maturity date						Aug. 15, 2019
Stated rate						8.20%
Corporate bonds due on April 7, 2020 at 8.20% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt							89,655,359
Maturity date						Apr. 07, 2020
Stated rate						8.20%
Corporate bonds due on September 21, 2020 at 8.50% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt						$ 21,947,434	28,998,553
Maturity date						Sep. 21, 2020
Stated rate						8.50%
Corporate bonds due on April 1, 2024 at 8.40%
Debt Instrument [Line Items]
Total principal of other long-term debt						$ 58,887,016
Maturity date						Apr. 01, 2024
Stated rate						8.40%
Corporate bonds due on January 4, 2022 at 8.50% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt						$ 650,673
Maturity date						Jan. 04, 2022
Stated rate						8.50%
Collateralized loan due on May 22, 2020 at 10.3192% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt						$ 43,003,354	189,416,016
Maturity date						May 22, 2020
Stated rate						10.3192%
Loan From Ping An Trust Co., Ltd, Due November 30, 2019 At 10.3192% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt							130,813,615
Maturity date						Nov. 30, 2019
Stated rate						10.3192%
Loan from Ping An Trust Co., Ltd, Due May 23, 2019 At 10.3192% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt							189,780,277
Maturity date						May 23, 2019
Stated rate						10.3192%
Loan from Ping An Trust Co., Ltd, Due November 23, 2020 At 11.20% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt						$ 200,682,320
Maturity date						Nov. 23, 2020
Stated rate						11.20%
Loan from Ping An Trust Co., Ltd, Due May 22, 2021 At 15.00% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt						$ 42,989,020
Maturity date						May 22, 2021
Stated rate						15.00%
Loan from Ping An Trust Co., Ltd, Due May 29, 2021 At 11.50% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt						$ 85,863,364
Maturity date						May 29, 2021
Stated rate						11.50%
Loan from Ping An Trust Co., Ltd, Due April 26, 2021 At 11.50% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt						$ 24,248,158
Maturity date						Apr. 26, 2021
Stated rate						11.50%
Loan from Wanxiang Trust Co., Ltd, Due April 30, 2021 at 12.00%
Debt Instrument [Line Items]
Total principal of other long-term debt						$ 28,668,903
Maturity date						Apr. 30, 2021
Stated rate						12.00%
Loan from Wanxiang Trust Co., Ltd, Due January 4, 2020 at 12.00%
Debt Instrument [Line Items]
Total principal of other long-term debt						$ 12,929,675
Maturity date						Jan. 04, 2020
Stated rate						12.00%
Loan from Wanxiang Trust Co., Ltd, Due July 18, 2020 at 12.00%
Debt Instrument [Line Items]
Total principal of other long-term debt						$ 21,501,677
Maturity date						Jul. 18, 2020
Stated rate						12.00%
Loan from China huarong asset management Co., Ltd, Due November 27, 2020 at 11.50%
Debt Instrument [Line Items]
Total principal of other long-term debt						$ 10,894,183	11,656,370
Maturity date						Nov. 27, 2020
Stated rate						11.50%
Loan from China huarong asset management Co., Ltd, Due October 30, 2020 at 11.50%
Debt Instrument [Line Items]
Total principal of other long-term debt						$ 28,095,525	40,951,099
Maturity date						Oct. 30, 2020
Stated rate						11.50%
Loan from China huarong asset management Co., Ltd, Due November 8, 2021 at 12.00%
Debt Instrument [Line Items]
Total principal of other long-term debt						$ 30,145,351
Maturity date						Nov. 08, 2021
Stated rate						12.00%
Collateralized loan due on October 30, 2019 at 9.30% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt							2,360,415
Maturity date						Oct. 30, 2019
Stated rate						9.30%
Collateralized loan due on November 2, 2019 at 9.30% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt							26,780,511
Maturity date						Nov. 02, 2019
Stated rate						9.30%
Collateralized loan due on March 17, 2020 at 7.62% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt						$ 21,501,677	21,855,694
Maturity date						Mar. 17, 2020
Stated rate						7.62%
Collateralized loan due on December 4, 2020 at 12.00% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt							1,427,905
Maturity date						Dec. 04, 2020
Stated rate						12.00%
Collateralized loan due on November 9, 2020 at 9.405% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt						$ 42,286,632	50,996,620
Maturity date						Nov. 09, 2020
Stated rate						9.405%
Loan from Chang 'an international trust Co., Ltd, Due December 10, 2023 at 9.00% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt						$ 172,013,417
Maturity date						Dec. 10, 2023
Stated rate						9.00%
Loan from Henan zhongyuan small loan Co., Ltd, Due July 23, 2021 at 11.60% {Member]
Debt Instrument [Line Items]
Total principal of other long-term debt						$ 6,880,537
Maturity date						Jul. 23, 2021
Stated rate						11.60%
Kent EB-5 LLC loan due on January 23, 2020 at 5.95% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt						$ 9,500,000	9,500,000
Maturity date						Jan. 23, 2020
Stated rate						5.95%
Kent EB-5 LLC loan due on April 30, 2020 at 5.95% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt						$ 5,000,000	5,000,000
Maturity date						Apr. 30, 2020
Stated rate						5.95%
Kent EB-5 LLC loan due on June 25, 2020 at 5.95% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt						$ 5,000,000	5,000,000
Maturity date						Jun. 25, 2020
Stated rate						5.95%
Kent EB-5 LLC loan due on August 4, 2020 at 5.95% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt						$ 5,000,000	5,000,000
Maturity date						Aug. 04, 2020
Stated rate						5.95%
Kent EB-5 LLC loan due on August 20, 2020 at 5.95% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt						$ 5,000,000	5,000,000
Maturity date						Aug. 20, 2020
Stated rate						5.95%
Kent EB-5 LLC loan due on October 1, 2020 at 5.95% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt						$ 10,000,000	10,000,000
Maturity date						Oct. 01, 2020
Stated rate						5.95%
Kent EB-5 LLC loan due on November 23, 2020 at 5.95% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt						$ 10,000,000	10,000,000
Maturity date						Nov. 23, 2020
Stated rate						5.95%
Kent EB-5 LLC loan due on March 15, 2021 at 5.95% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt						$ 9,500,000	9,500,000
Maturity date						Mar. 15, 2021
Stated rate						5.95%
Kent EB-5 LLC loan due on September 12, 2021 at 5.95% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt						$ 500,000	500,000
Maturity date						Sep. 12, 2021
Stated rate						5.95%
Ozarks loan due on March 24, 2021 at 4.50% plus 1 month LIBOR [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt						$ 50,157,305	24,008,924
Maturity date						Mar. 24, 2021
Debt Instrument, Description of Variable Rate Basis						1 month LIBOR
Debt Instrument, Basis Spread on Variable Rate						4.50%
Loan from Bank Direct Capital Finance, Due November 1, 2020 at 5.5% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt						$ 822,506	$ 1,762,072
Maturity date						Nov. 01, 2020
Stated rate						5.50%
Loan from CMGT Lender 35 LLC, Due May 24, 2021 at 12.26%
Debt Instrument [Line Items]
Total principal of other long-term debt						$ 18,660,737
Maturity date						May 24, 2021
Stated rate						12.26%
Loan from 135-35 NORTHERN BLVD 1&2 LLC, Due May 1, 2021 at 8.5% [Member]
Debt Instrument [Line Items]
Total principal of other long-term debt						$ 28,955,968
Maturity date						May 01, 2021
Stated rate						8.50%